Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0000745463
Eaton Vance Global Income Builder Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus	rr_SupplementToProspectusTextBlock

EATON VANCE GLOBAL INCOME BUILDER FUND
Supplement to Prospectus dated March 1, 2019

1.       The following replaces “Fees and Expenses of the Fund” in “Fund Summary”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 26 of this Prospectus and page 23 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	1.00%	None	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Class A	Class C	Class I	Class R
Management Fees(2)	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses	0.23%	0.23%	0.22%	0.22%
Total Annual Fund Operating Expenses	1.18%	1.93%	0.92%	1.42%
Expense Reimbursement(3)	(0.01)%	(0.01)%	(0.00)%	(0.00)%
Net Annual Fund Operating Expenses	1.17%	1.92%	0.92%	1.42%
(1)	Expenses in the table above and the Example below reflect the expenses of the Fund and Global Income Builder Portfolio (the “Portfolio”), the Fund’s master portfolio.
(2)	“Management Fees” reflect a fee reduction agreement to the Fund’s investment advisory agreement effective May 1, 2019, and “Management Fees” have been restated to reflect the fees as if the Fund’s revised advisory fee was in effect for the Fund’s full fiscal year ended October 31, 2018.
(3)	The investment adviser, administrator and sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.17% for Class A shares, 1.92% for Class C shares, 0.92% for Class I shares, and 1.42% for Class R shares. This expense reimbursement will continue through February 28, 2021. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser, administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$687	$927	$1,186	$1,924	$687	$927	$1,186	$1,924
Class C shares	$295	$605	$1,041	$2,253	$195	$605	$1,041	$2,253
Class I shares	$94	$293	$509	$1,131	$94	$293	$509	$1,131
Class R shares	$145	$449	$776	$1,702	$145	$449	$776	$1,702

2.       The following replaces the first paragraph and related table in “Fund.” under “Management and Organization”:

Fund. Under its investment advisory agreement with the Fund, BMR receives a monthly advisory fee based on the average daily net assets of the Fund that are not invested in other investment companies for which BMR or its affiliates serves as the investment adviser and receives an advisory fee (“Direct Assets”) as follows:

Direct Assets	Annual Fee Rate* (for each level)
Up to $500 million	0.550%
$500 million but less than $1 billion	0.525%
$1 billion but less than $2.5 billion	0.500%
$2.5 billion and over	0.475%

*	Pursuant to a fee reduction agreement dated May 1, 2019.

Prior to May 1, 2019, BMR received a monthly advisory fee as follows:

Direct Assets	Annual Fee Rate* (for each level)
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.575%

*	Pursuant to a fee reduction agreement dated March 24, 2016.

3.       The following replaces the first paragraph and related table in “Portfolio.” under “Management and Organization”:

Portfolio. Under its investment advisory agreement with the Portfolio, BMR receives a monthly advisory fee as follows:

Average Daily Net Assets for the Month	Annual Fee Rate* (for each level)
Up to $500 million	0.550%
$500 million but less than $1 billion	0.525%
$1 billion but less than $2.5 billion	0.500%
$2.5 billion and over	0.475%

*	Pursuant to a fee reduction agreement dated May 1, 2019.

Prior to May 1, 2019, BMR received a monthly advisory fee as follows:

Direct Assets	Annual Fee Rate (for each level)
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.575%

May 1, 2019	31906 5.1.19

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 26 of this Prospectus and page 23 of the Fund’s Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	[1]
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	Expenses in the table above and the Example below reflect the expenses of the Fund and Global Income Builder Portfolio (the “Portfolio”), the Fund’s master portfolio.
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 26 of this Prospectus and page 23 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	“Management Fees” reflect a fee reduction agreement to the Fund’s investment advisory agreement effective May 1, 2019, and “Management Fees” have been restated to reflect the fees as if the Fund’s revised advisory fee was in effect for the Fund’s full fiscal year ended October 31, 2018.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Eaton Vance Global Income Builder Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.17%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2021
1 Year	rr_ExpenseExampleYear01	$ 687
3 Years	rr_ExpenseExampleYear03	927
5 Years	rr_ExpenseExampleYear05	1,186
10 Years	rr_ExpenseExampleYear10	1,924
1 Year	rr_ExpenseExampleNoRedemptionYear01	687
3 Years	rr_ExpenseExampleNoRedemptionYear03	927
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,186
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,924
Eaton Vance Global Income Builder Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.92%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2021
1 Year	rr_ExpenseExampleYear01	$ 295
3 Years	rr_ExpenseExampleYear03	605
5 Years	rr_ExpenseExampleYear05	1,041
10 Years	rr_ExpenseExampleYear10	2,253
1 Year	rr_ExpenseExampleNoRedemptionYear01	195
3 Years	rr_ExpenseExampleNoRedemptionYear03	605
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,041
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,253
Eaton Vance Global Income Builder Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.92%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2021
1 Year	rr_ExpenseExampleYear01	$ 94
3 Years	rr_ExpenseExampleYear03	293
5 Years	rr_ExpenseExampleYear05	509
10 Years	rr_ExpenseExampleYear10	1,131
1 Year	rr_ExpenseExampleNoRedemptionYear01	94
3 Years	rr_ExpenseExampleNoRedemptionYear03	293
5 Years	rr_ExpenseExampleNoRedemptionYear05	509
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,131
Eaton Vance Global Income Builder Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.42%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2021
1 Year	rr_ExpenseExampleYear01	$ 145
3 Years	rr_ExpenseExampleYear03	449
5 Years	rr_ExpenseExampleYear05	776
10 Years	rr_ExpenseExampleYear10	1,702
1 Year	rr_ExpenseExampleNoRedemptionYear01	145
3 Years	rr_ExpenseExampleNoRedemptionYear03	449
5 Years	rr_ExpenseExampleNoRedemptionYear05	776
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,702

[1]	Expenses in the table above and the Example below reflect the expenses of the Fund and Global Income Builder Portfolio (the "Portfolio"), the Fund's master portfolio.
[2]	"Management Fees" reflect a fee reduction agreement to the Fund's investment advisory agreement effective May 1, 2019, and "Management Fees" have been restated to reflect the fees as if the Fund's revised advisory fee was in effect for the Fund's full fiscal year ended October 31, 2018.
[3]	The investment adviser, administrator and sub-adviser have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.17% for Class A shares, 1.92% for Class C shares, 0.92% for Class I shares, and 1.42% for Class R shares. This expense reimbursement will continue through February 28, 2021. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser, administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.